Trade and other receivables (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 1,140,120	$ 1,040,542
Allowance for expected credit loss	48,972	47,691
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 165,032	$ 117,153